Employee benefits - Summary of Amounts Recognized in Relation to Net Defined Benefit Liability Asset in Statements of Financial Position (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit asset	¥ (86,914)	¥ (71,536)
Japanese Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	488,818	543,292
Fair value of plan assets	(439,943)	(464,376)
The impact of minimum funding requirement and asset ceiling	10,147	9,837
Net defined benefit asset	(84,009)	(69,208)
Net defined benefit liability	143,031	157,961
Net amount	59,022	88,753
Foreign Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations	130,259	126,987
Fair value of plan assets	(49,648)	(47,893)
The impact of minimum funding requirement and asset ceiling	3,225	3,457
Net defined benefit asset	(2,905)	(2,328)
Net defined benefit liability	86,741	84,879
Net amount	¥ 83,836	¥ 82,551